Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	FAIR VALUE MEASUREMENTS
The following tables present information about financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$17,213	$—	$—	$17,213

	$17,213	$—	$—	$17,213

Liabilities:
SAFE liabilities	$—	$—	$32,590	$32,590

	$—	$—	$32,590	$32,590

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$27,278	$—	$—	$27,278

	$27,278	$—	$—	$27,278

Liabilities:
SAFE liabilities	$—	$—	$30,515	$30,515

	$—	$—	$30,515	$30,515

As of March 31, 2024 and December 31, 2023, the Company’s cash equivalents, which were invested in money market funds, were valued based on Level 1 inputs.
SAFE Liabilities
From October through December 2023, the Company entered into multiple SAFE agreements with certain existing investors and received $34.1 million (see Note 13). The SAFE liabilities are included within the Level 3 fair value hierarchy. The SAFE liabilities were valued using a probability weighted scenario analysis and discount rates derived by application of the build-up
method to reflect the cost of equity. The valuation model requires a variety of inputs, including the probability of occurrence of events that would trigger conversion or redemption of the SAFEs, the expected timing of such events, and a discount rate.
The valuations of the SAFE liabilities as of March 31, 2024 and December 31, 2023, were determined based on a probability-weighted scenario analysis that assumed the probabilities of the occurrence of an equity financing, public listing transaction and dissolution to be 10.0%, 87.5% and 2.5% respectively. The estimated time to redemption used in the March 31, 2024 valuation was two months for an equity financing and dissolution and one month for a public listing transaction. The estimated time to redemption used in the December 31, 2023 valuation was five months for an equity financing and dissolution and four months for a public listing transaction. The valuations used a discount rate of 30.2% to approximate the cost of equity, which was derived from application of a build-up
method that incorporated the risk-free rate at the valuation date, and adjustments to reflect market risk, a small stock premium, and a selected company-specific risk premium. The valuation of the SAFE liabilities at the October issuance date was determined using the same methodology; however, the discount rate was 30.9% due to the higher risk-free rate at the valuation date. In October 2023, the probabilities of the occurrence of an equity financing, public listing transaction and dissolution used were 87.5%, 10.0%, and 2.5%, respectively. The estimated time to redemption used was 1.5 months for an equity financing and 5.5 months for a public listing transaction and dissolution.
The following table presents activity for the SAFE liabilities that were measured at fair value using significant unobservable Level 3 inputs during the three months ended March 31, 2024 and the year ended December 31, 2023 (in thousands):

SAFE Liabilities
Balance as of January 1, 2023	$—
Initial fair value recognition	31,515
Loss on issuance	255
Fair value adjustments	(1,255)

Balance as of December 31, 2023	30,515
Fair value adjustments	2,075

Balance as of March 31, 2024	$32,590

3.	FAIR VALUE MEASUREMENTS
The following tables present information about financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$27,278	$—	$—	$27,278

	$27,278	$—	$—	$27,278

Liabilities:
SAFE liabilities	$—	$—	$30,515	$30,515

	$—	$—	$30,515	$30,515

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$33,640	$—	$—	$33,640

	$33,640	$—	$—	$33,640

As of December 31, 2023 and 2022, the Company’s cash equivalents, which were invested in money market funds, were valued based on Level 1 inputs.
SAFE Liabilities
From October through December 2023, the Company entered into multiple SAFE agreements with certain existing investors and received $34.1 million (see Note 13). The SAFE liabilities are included within the Level 3 fair value hierarchy. The SAFE liabilities were valued using a probability weighted scenario analysis and discount rates derived by application of the build-up
method to reflect the cost of equity. The valuation model requires a variety of inputs, including the probability of occurrence of events that would trigger conversion or redemption of the SAFEs, the expected timing of such events, and a discount rate.
The valuation of the SAFE liabilities as of December 31, 2023, was determined based on a probability-weighted scenario analysis that assumed the probabilities of the occurrence of an equity financing, public listing transaction and dissolution to be 10.0%, 87.5% and 2.5% respectively. The estimated time to redemption used was five months for an equity financing and dissolution and four months for a public listing transaction. The valuation used a discount rate of 30.2% to approximate the cost of equity, which was derived from application of a build-up
method that incorporated the risk-free rate at the valuation date, and adjustments to reflect market risk, a small stock premium, and a selected company-specific risk premium. The valuation of the SAFE liabilities at the October issuance date was determined using the same methodology; however, the discount rate was 30.9% due the higher risk-free rate at the valuation date. In October 2023, the probabilities of the occurrence of an equity financing, public listing transaction and dissolution used were 87.5%, 10.0%, and 2.5%, respectively. The estimated time to redemption used was 1.5 months for an equity financing and 5.5 months for a public listing transaction and dissolution.
Valuation of Preferred Stock Tranche Liability
The fair value of the preferred stock tranche liability was based on significant inputs not observable in the market and is a Level 3 measurement within the fair value hierarchy. The valuations were made using Black-Scholes-Merton pricing model with inputs based on certain subjective assumptions, including (a) estimated conversion dates, (b) expected stock price volatility, (c) a risk-free interest rates and (d) implied debt yields.
The fair value of the preferred stock tranche liability was determined at the issuance of the Preferred Stock, as defined below, in 2021 and re-measured
at each balance sheet date until its settlement in September 2022. Accordingly, there was no outstanding preferred stock tranche liability as of December 31, 2022.
The following table presents activity for the preferred stock tranche liability and the SAFE liabilities that were measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2023 and 2022 (in thousands):

	Preferred Stock Tranche Liability	SAFE Liabilities
Balance as of January 1, 2022	$643	$—
Fair value adjustments	(643)	—

Balance as of December 31, 2022	—	—
Initial fair value recognition	—	31,515
Loss on issuance	—	255
Fair value adjustments	—	(1,255)

Balance as of December 31, 2023	$—	$30,515

There were no transfers between the Level 1, Level 2 or Level 3 categories during the years ended December 31, 2023 and 2022.